RBC Emerging Markets Value Equity Fund Expense Example - RBC Emerging Markets Value Equity Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 692
Expense Example, with Redemption, 3 Years	4,477
Expense Example, with Redemption, 5 Years	6,991
Expense Example, with Redemption, 10 Years	10,177
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,715
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	$ 1,941